Average Annual Total Returns - LVIP Vanguard International Equity ETF Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	MSCI All Country World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI All Country World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	10.89%	8.99%	4.70%	May 02, 2011	10.61%	8.72%	4.44%	May 02, 2011	10.65%	8.93%	4.21%